OTHER OPERATING INCOME	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Disclosure of other operating income [text block]
Thousands

of U.S. dollars
2019 2020 2021
Other operating

income
Other operating

income
(a) 4,539 5,574 10,538
Total 4,539 5,574 10,538
(a) The increase observed in

December

31, 2021 is

mainly due to a specific

agreement

among

Atento Spain

and "Telefônica de

España S.A" to
boost the digitalization of

services rendered.
23) OTHER

OPERATING

INCOME
Details of

other operating

income

for the years

ended December

31, 2019, 2020

and 2021

are as follow: